Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Loss per share- basic and diluted (in Dollars per share)	$ 0.34	$ (0.06)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares)	10,739,250	55,507,725